Sales and marketing expenses (Detail) - Sales and marketing expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales and marketing expenses [line items]
Purchase of goods and services	€ (8,035)	€ (7,450)	€ (8,330)
Amortization and depreciation	(679)	(563)	(1,108)
Payroll expenses	(30,175)	(27,828)	(26,655)
Other	(220)	(312)	(739)
Total	€ (39,109)	€ (36,153)	€ (36,832)